Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax
Schedule of deferred tax

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,032	€4,475	€4,205
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€408,892	€365,639	€289,833

Deferred taxes in the consolidated statement of operations	€(404)	€(157)	€1,537
Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	1,411	581	1,537
Deferred tax expenses relating to temporary differences	(629)	(44)	—
Deferred tax expenses relating to use of previously recognized deferred tax assets	(1,185)	(695)	—